PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 15,566	$ 7,346
Hedging transaction assets	2,069	1,654
Government authorities	3,365	1,720
Deferred commissions	801	3,079
Other current assets	424	1,513
Prepaid expenses and other current assets	$ 22,225	$ 15,312